Other Reserves - Reconciliation of the Hedge Reserve (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Changes In Reserve For Cash Flow Hedges
Balance at beginning of year	R 413	R 1,143
Unrealised gain on gold contracts, including deferred tax thereon	(274)	216
Net gain/(loss) on gold contracts	(351)	273	R 2,172
Deferred tax thereon	77	(57)
Released to revenue, including deferred tax thereon	(353)	(946)
Released to revenue	(453)	(1,197)	(728)
Deferred tax thereon	100	251
Balance at end of year	(214)	413	R 1,143
Rand gold hedging contracts
Changes In Reserve For Cash Flow Hedges
Balance at beginning of year	413
Balance at end of year	(165)	413
US dollar gold hedging contracts
Changes In Reserve For Cash Flow Hedges
Balance at beginning of year	0
Balance at end of year	R (49)	R 0